REVENUE	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The Company disaggregates its revenue from customers by sales channel, as well as by revenue source and geographic region, based on the location of the end customer, as it believes this best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.
Revenue by Sales Channel
The Company’s revenue is primarily generated from product sales. Direct sales revenue listed in the table below includes (i) sales to physicians through the Physician Channel Provider, (ii) DTC sales via the Company’s e-commerce platforms, and (iii) sales directly to retailers. Distributors revenue includes products sold through distributors other than the Physician Channel Provider.
Total revenue by sales channel was as follows for the periods indicated:

	Year ended December 31, 2024
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$103,168	$120,362	$223,530
Distributors	41,630	4,209	45,839
Net product sales	$144,798	$124,571	$269,369
Royalties	4,468	31	4,499
Net revenue	$149,266	$124,602	$273,868

	Year ended December 31, 2023
(In thousands)	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$72,446	$97,222	$169,668
Distributors	40,203	3,245	43,448
Net product sales	$112,649	$100,467	$213,116
Royalties	5,002	20	5,022
Net revenue	$117,651	$100,487	$218,138

	Period from July 28, 2022 to December 31, 2022			Period from January 1, 2022 to July 27, 2022
(In thousands)	Obagi Medical	Milk Makeup	Total	Total
Revenue by Sales Channel
Direct sales	$30,276	$30,192	$60,468	$39,649
Distributors	28,826	1,091	29,917	31,080
Net product sales	$59,102	$31,283	$90,385	$70,729
Royalties	1,988	—	1,988	3,031
Net revenue	$61,090	$31,283	$92,373	$73,760

For the year ended December 31, 2024, three customers accounted for 18%, 17%, and 10% of the Company’s revenue, respectively. For the year ended December 31, 2023, two customers accounted for 28% and 20% of the Company’s revenue, respectively. During the period from July 28, 2022 to December 31, 2022, three customers accounted for 29%, 18%, and 16% of the Company’s revenue, respectively. During the period from January 1, 2022 to July 27, 2022, two customers accounted for 44% and 20% of the Company’s revenue, respectively.
The Physician Channel Provider is an authorized wholesale distributor and service provider for the Company in the U.S. Revenue from sales to physicians and e-commerce customers made through this provider are considered direct sales revenue. The Physician Channel Provider is also a distributor of the Company’s products to other channels, such as the spa channel, and the related sales are considered distributor revenue.
Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Revenue by Geographic Region
North America	$202,261	$154,357	$56,630	$44,443
Rest of the World	67,108	58,759	33,755	26,286
Net product sales	$269,369	$213,116	$90,385	$70,729
Royalties	4,499	5,022	1,988	3,031
Net revenue	$273,868	$218,138	$92,373	$73,760
During the years ended December 31, 2024, and 2023, only one country, the United States, accounted for more than 10% of the Company’s total revenues, with net product sales amounting to $192.6 million and $145.3 million, respectively.
During the period from July 28, 2022 to December 31, 2022, the two countries that accounted for more than 10% of the Company’s total revenues were the United States and China, respectively, with net product sales amounting to $54.3 million and $17.0 million, respectively.
During the period from January 1, 2022 to July 27, 2022, (Predecessor Period) the two countries that accounted for more than 10% of the Company’s total revenues were the United States and Vietnam, with net product sales amounting to $43.8 million and $14.9 million, respectively.